4. Loan Servicing (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loan Servicing Details Narrative
Unpaid principal balances of mortgage loans serviced for others	$ 193,858,201	$ 193,994,081
Net gain realized on the sale of loans	$ 429,480	$ 424,240